Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net income	$ 810	$ 170	$ 110
Other comprehensive income (loss), net of tax :
Currency translation adjustments arising during the period	224	(57)	(202)
Less : reclassification adjustment for gains on disposal of equity investment			(10)
Foreign currency translation adjustments	224	(57)	(212)
Net unrealized gains arising during the period	(2)
Net unrealized gains (losses) on securities	(2)
Net unrealized (losses) gains arising during the period	122	(33)	(117)
Less : reclassification adjustment for (income) losses included in net income	(30)	9	170
Net unrealized gains (losses) on derivatives	92	(24)	53
Prior service cost arising during the period			2
Net gains (losses) arising during the period	3	(8)	3
Less : amortization of prior service cost included in net periodic pension cost		1	1
Defined benefit pension plans	3	(7)	6
Other comprehensive (loss) income, net of tax	317	(88)	(153)
Comprehensive income (loss)	1,127	82	(43)
Less : comprehensive income (loss) attributable to noncontrolling interest	8	6	6
Comprehensive income (loss) attributable to the company's stockholders	$ 1,119	$ 76	$ (49)